LOANS RECEIVABLE AND REVENUE - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans receivable	$ 66,474	$ 56,614
Allowance for loan losses	$ 73,997	64,127	$ 36,890
Consumer Portfolio Segment | Installment Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Late fees, percent of revenue (less than) (as percent)	1.00%
Delinquent loans receivable		56,600
Allowance for loan losses		64,100
Consumer Portfolio Segment | Installment Loans | Financing Receivables, 1 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		$ 36,000